Borrowings - Additional Information (Detail) $ / shares in Units, ₽ in Millions, $ in Millions	1 Months Ended				2 Months Ended	12 Months Ended
	Aug. 31, 2021 RUB (₽)	Feb. 28, 2021 RUB (₽)	Feb. 28, 2021 USD ($)	Mar. 31, 2020 RUB (₽)	Nov. 30, 2020 shares	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2019 RUB (₽)	Feb. 28, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Conversion of debt, Original amount							₽ 3,594
Proceeds from issue of convertible loans net of issue cost						₽ 0	₽ 6,171	₽ 20,099
Number of shares issued for convertible loan | shares					15,086,709		8,397,474
Borrowings, maturity						2026
Convertion price per share | $ / shares									$ 86.6480
Debt instrument, convertible, transaction costs						₽ 128
Bank loan				₽ 6,000
Value of financial liability relates to sale and leaseback transactions						471	₽ 1,950
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities measured at fair value through profit and loss						₽ 594
1.875% senior unsecured convertible bonds due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of convertible loans net of issue cost		₽ 54,499
Payment for debt issuance costs		₽ 988
Nominal or principal amount of financing activities | $			$ 750
Borrowings, interest rate		1.875%
Borrowings, maturity		2026	2026
Financial liabilities measured at fair value through profit and loss		₽ 6,958
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss		5.10%
One Year Unsecured Loan Facility Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	₽ 9,900
One off utilization commission	₽ 100
Nominal rate per year	8.50%